RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative)																					1 Months Ended			12 Months Ended
	Jul. 05, 2023 USD ($) $ / shares shares	Oct. 26, 2022 USD ($)	Oct. 26, 2022 AUD ($)	Aug. 01, 2022 USD ($)	Aug. 01, 2022 AUD ($)	May 04, 2022 USD ($)	May 04, 2022 AUD ($)	Aug. 12, 2021 USD ($) shares	May 14, 2019 USD ($) $ / shares shares	May 14, 2019 AUD ($) shares	Mar. 16, 2018 USD ($)	Mar. 16, 2018 AUD ($)	Feb. 01, 2018 USD ($)	Feb. 01, 2018 AUD ($)	May 05, 2016 USD ($)	May 05, 2016 AUD ($)	Feb. 25, 2016 USD ($)	Feb. 25, 2016 AUD ($)	Feb. 25, 2015 USD ($)	Feb. 25, 2015 AUD ($)	Jan. 31, 2024 USD ($)	Jan. 31, 2024 AUD ($)	May 31, 2019 shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 AUD ($) shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 AUD ($) shares	Jun. 30, 2022 USD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 AUD ($)	Jun. 30, 2024 AUD ($)	May 04, 2024	Nov. 30, 2023 AUD ($)	Jul. 05, 2023 AUD ($)	Jun. 30, 2023 AUD ($)	May 05, 2016 AUD ($)
Related Party Transaction [Line Items]
Payments for rent | $																								$ 34,150		$ 28,841
Investor loan, value																								130,800		168,200								$ 71,629
Debt instrument interest rate stated percentage	10.00%																																		10.00%
Bonus payable																					$ 102,195	$ 150,000		$ 16,070	$ 25,000	$ 48,905	$ 73,387	$ 99,691	$ 144,166
Exercise price | $ / shares
Granted exercise price | $ / shares
Accrued salaries																								$ 97,044		$ 64,627						$ 148,000				$ 96,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Payments form related party | $																															$ 221,890
Bonus payable																														$ 166,418	$ 422,610
Remaining bonus amount																								$ 145,599	$ 217,540	$ 71,929	$ 107,937	125,386	181,324
Restricted stock shares of common stock																							0.078
Maximum [Member]
Related Party Transaction [Line Items]
Debt instrument interest rate stated percentage																																	8.00%
Letter Agreement [Member]
Related Party Transaction [Line Items]
Investor loan, value	$ 153,256																																		$ 230,000
Term of agreement	3 years
Debt instrument maturity date	Jul. 05, 2026
Debt instrument interest rate stated percentage	10.00%																																		10.00%
Issue of warrants	15,000,000
Share price | $ / shares	$ 0.01
Nathanielsz Employment Agreement [Member]
Related Party Transaction [Line Items]
Expired date																			Feb. 25, 2019	Feb. 25, 2019
Base salary per month | $																				$ 25,000
Annual salary		$ 414,900	$ 600,000																$ 205,680	$ 300,000
Percentage of pension of monthly salary																										9.50%	9.50%
Percentage of bonus of annual base salary																								200.00%	200.00%
Nathanielsz Employment Agreement [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Annual salary				$ 414,900	$ 600,000						$ 274,240	$ 400,000
Percentage of bonus of annual base salary																			200.00%	200.00%				100.00%	100.00%
Nathanielsz Employment Agreement [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Annual salary				309,313	400,000						$ 205,680	$ 300,000
Mrs. Nathanielsz [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Bonus payable | $																														$ 316,957
Services Agreement [Member]
Related Party Transaction [Line Items]
Number of restricted stock unit vested, shares																								0.02	0.02
Restricted stock unit issuable																										0.02	0.02
Services Agreement [Member] | Initial Kenyon RSUs [Member]
Related Party Transaction [Line Items]
Restricted stock shares of common stock									0.02	0.02
Services Agreement [Member] | Additional Kenyon RSUs [Member]
Related Party Transaction [Line Items]
Restricted stock shares of common stock									0.02	0.02
Employment Agreement [Member]
Related Party Transaction [Line Items]
Number of restricted stock unit vested, shares																								0.04	0.04
Employment Agreement [Member] | Initial Nathanielsz RSUs [Member]
Related Party Transaction [Line Items]
Restricted stock shares of common stock									0.04	0.04																0.04	0.04
Employment Agreement [Member] | Additional Nathanielsz RSUs [Member]
Related Party Transaction [Line Items]
Restricted stock unit issuable																										0.04	0.04
Accounting Standards Update 2016-02 [Member]
Related Party Transaction [Line Items]
Operating lease, description															Such lease expired in May 2021 and was renewed for another one-year term from May 2021 to May 2022.	Such lease expired in May 2021 and was renewed for another one-year term from May 2021 to May 2022.
North Horizon Pty Ltd [Member]
Related Party Transaction [Line Items]
Lessee, operating lease, term of contract															5 years																						5 years
Operating leases rent expense, minimum rentals															$ 28,325	$ 39,600
Goods and service tax															2,575	$ 3,600
Payments for rent																								$ 129,930	$ 194,129	$ 105,377	$ 158,129
North Horizon Pty Ltd [Member] | Three Year Operating Lease Agreement [Member]
Related Party Transaction [Line Items]
Payments for rent						$ 2,176	$ 3,000
Former Director [Member]
Related Party Transaction [Line Items]
Loans from related party | $																								29,759		29,630
Due to related parties | $																								49,528		49,314
Nathanielsz [Member] | North Horizon Pty Ltd [Member]
Related Party Transaction [Line Items]
Operating leases, future minimum payments due															$ 141,629																						$ 198,000
Mrs. Nathanielsz [Member]
Related Party Transaction [Line Items]
Annual salary													$ 80,904	$ 120,000
Payments form related party																								$ 17,714		$ 3,344		$ 5,577	$ 7,689
James Nathanielsz [Member]
Related Party Transaction [Line Items]
Payments form related party																	$ 3,205	$ 4,481
Mr. Nathanielsz [Member] | Board of Directors [Member]
Related Party Transaction [Line Items]
Officers compensation				$ 96,810	$ 140,000			$ 177,840
Debt conversion, converted instrument, shares issued								5,928,000
Mr. Nathanielsz [Member] | Employment Agreement [Member]
Related Party Transaction [Line Items]
Annual salary									$ 309,313	$ 400,000
Option purchase shares									0.04	0.04
Exercise price | $ / shares									$ 4,675,000
Market price									110.00%	110.00%
Granted exercise price | $ / shares									$ 4,250,000
Option term									10 years	10 years
Dr. Kenyon [Member] | Services Agreement [Member]
Related Party Transaction [Line Items]
Annual salary									$ 41,580	$ 54,000
Agreement term									3 years	3 years
Option purchase shares									0.02	0.02
Exercise price | $ / shares									$ 4,250,000
Market price									100.00%	100.00%
Option term									10 years	10 years